Acquisitions (Aspen Holdings) (Narrative) (Details) - Aspen Holdings $ in Millions	Oct. 01, 2015 USD ($) country
Business Acquisition [Line Items]
Number of countries the company operates in (more than 150) | country	150
Payments to acquire business | $	$ 135.6